Note 15 - Major Customer	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of major customers [text block]
15.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in June 30, 2021 and June 30, 2020, a government agency of the People’s Republic of China. The total percentage of sales to this customer during the period was 77% (2020 – 83%) and the total percentage of accounts receivable at June 30, 2021 was 98% (2020 – 95%).